Note 04 - Management Report - Corporate Divisions - Corporate & Other (Detail) - Corporate & Other [Member] € in Millions		12 Months Ended
		Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Corporate and Others [Line Items]
Net revenues		€ 2,321	€ (1,051)	€ (186)
Provision for credit losses		26	(9)	(36)
Noninterest expenses [Abstract]
Compensation and benefits		3,372	3,231	3,145
General and administrative expenses		(2,634)	(2,192)	(1,862)
Impairment of goodwill and other intangible assets		0	0	0
Restructuring activities		(1)	(2)	(2)
Total noninterest expenses		738	1,037	1,281
Noncontrolling interests		(166)	(190)	(206)
Profit (loss) before income taxes		€ 1,724	€ (1,890)	€ (1,225)
Employees (C and O net full time equivalent)	[1]	35,806	32,156	30,447
Employees (central infrastructure allocated to businesses full time equivalent)	[1]	34,588	30,300	26,937
Total employees (full-time equivalent)	[1]	1,218	1,856	3,510
Risk weighted assets (RWA)	[1]	€ 40,000	€ 46,000	€ 46,000
Leverage exposure	[1]	€ 39,000	€ 36,000	€ 62,000

[1]	As of year-end